Cost of sales	12 Months Ended
Dec. 31, 2025
Cost of sales
Cost of sales

26.Cost of sales

	Year ended December 31
	2025	2024	2023
Variable costs
Imported products (1)	18,637	20,528	24,204
Depreciation amortization and depletion	10,494	9,780	8,126
Purchases of crude	9,189	12,435	13,390
Purchases of hydrocarbons - ANH (2)	6,638	8,232	8,519
Electric energy	2,361	2,359	2,294
Process materials	1,994	1,559	1,564
Hydrocarbon transport services	1,846	1,729	1,587
Purchases of other products and natural gas	1,428	1,478	1,201
Gas royalties in cash	874	995	1,293
Contracted services in associations	319	338	284
Taxes and contributions	289	68	419
Others (3)	796	823	1,152
	54,865	60,324	64,033
Fixed costs
Maintenance	5,235	5,302	4,643
Depreciation and amortization	5,031	4,866	5,079
Labor costs	4,442	4,299	3,976
Construction cost	4,239	3,585	2,600
Services contracted	3,748	3,764	3,523
Taxes and contributions	1,456	1,171	1,123
Contracted services in associations	1,169	1,376	1,468
Materials and operating supplies	885	851	881
Hydrocarbon transport services	339	335	249
General costs	648	608	603
	27,192	26,157	24,145
	82,057	86,481	88,178
(1)	Imported products correspond mainly to mid-distillates, gasolines and thinner. The decrease occurred due to lower requirements due to greater operations in Barrancabermeja Refinery.
(2)	It corresponds to purchases of crude oil by the Ecopetrol Group from the National Hydrocarbons Agency derived from national production.
(3)	It includes i) the result of the process of valuation of inventories of crude oil and refining products, ii) measurement at net realizable value, and iii) other capitalizable charges to projects.